ACCOUNTS RECEIVABLE, NET - Power Supply (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021 BRL (R$)	Jul. 31, 2021 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
CUSTOMERS RECEIVABLE, NET
Payment Related to Amounts Retained in CCEE			R$ 1,419,935
Definitive write-off			738,732	R$ 189,302	R$ 22,801
Total provisioned as allowance for the estimated credit loss			1,668,710	2,635,209	R$ 1,928,072	R$ 1,701,729
Chesf
CUSTOMERS RECEIVABLE, NET
Payment Related to Amounts Retained in CCEE	R$ 1,419,935
Payment related to the amounts retained in the CCEE, debit amount	1,824,795
Payment related to the amounts retained in the CCEE, credit amount	404,860
Definitive write-off	R$ 790,126
Amazonas Energia
CUSTOMERS RECEIVABLE, NET
Additional provision			450,223
Total provisioned as allowance for the estimated credit loss			R$ 916,353
Amazonas Energia | Power Supply
CUSTOMERS RECEIVABLE, NET
Negotiated Value Of Debt Confession Instrument		R$ 808,750
Waiting period of interest and principal		12 months
Amortization period		60 months
Amount in default				R$ 1,713,807
Number of installments equivalent to guarantee | installment		1
Amazonas Energia | CDI | Power Supply
CUSTOMERS RECEIVABLE, NET
Spread on variable rate		2.75%
Commitment, in guarantee, of the receipt of estimated credits of Overcontracting		R$ 73,000
Commitment, in guarantee, of the receipt of estimated credits of Short-Term Market		R$ 80,000